Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net Earnings (Loss)	$ 3,930	$ 3,142
Depreciation, Depletion and Amortization	5,192	4,871
Deferred Income Tax Expense (Recovery)	(231)	(474)
Unrealized (Gain) Loss on Risk Management	(15)	12
Unrealized Foreign Exchange (Gain) Loss	(424)	550
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	23	0
(Gain) Loss on Divestiture of Assets	(87)	(119)
Re-measurement of Contingent Payments	0	30
Unwinding of Discount on Decommissioning Liabilities	243	225
(Income) Loss From Equity-Accounted Affiliates	(53)	(66)
Distributions Received From Equity-Accounted Affiliates	135	172
Stock-Based Compensation, Net of Payments	163	(145)
Other	(5)	(34)
Settlement of Decommissioning Liabilities	(280)	(234)
Net Change in Non-Cash Working Capital	(363)	1,305
Cash From (Used in) Operating Activities	8,228	9,235
Investing Activities
Acquisitions, Net of Cash Acquired	(3,666)	(22)
Capital Investment	(4,907)	(5,015)
Proceeds From Divestitures	1,891	46
Acquisition of Ownership Interest in MEG Energy Corp.	(752)	0
Net Change in Investments and Other	(7)	(80)
Net Change in Non-Cash Working Capital	(236)	(55)
Cash From (Used in) Investing Activities	(7,677)	(5,126)
Net Cash Provided (Used) Before Financing Activities	551	4,109
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	152	5
Issuance of Long-Term Debt	5,265	0
Repayment of Long-Term Debt	(2,324)	0
Principal Repayment of Leases	(350)	(299)
Net Proceeds (Repayment) on Repurchase Agreements	413	0
Common Shares Issued Under Stock Option Plans	16	52
Purchase of Common Shares Under NCIB	(1,995)	(1,445)
Purchase of Common Shares Under Employee Benefit Plan	(155)	(43)
Redemption of Preferred Shares	(350)	(250)
Proceeds From Exercise of Warrants	16	26
Dividends Paid	(1,437)	(1,551)
Cash From (Used in) Financing Activities	(749)	(3,505)
Effect of Foreign Exchange on Cash and Cash Equivalents	(155)	262
Increase (Decrease) in Cash and Cash Equivalents	(353)	866
Cash and Cash Equivalents, Beginning of Year	3,093	2,227
Cash and Cash Equivalents, End of Year	$ 2,740	$ 3,093